Significant Events - Million Dollar Financing (Details) - CAD ($) $ in Millions		12 Months Ended
	Jul. 20, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 02, 2018
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 345
Borrowings, interest rate basis	.04509
Alberta Off-Coal Agreement	$ 40	$ 40	$ 40	$ 0
Alberta off-coal agreement, annual cash payments, net	$ 37
Unsecured debentures
Disclosure of detailed information about borrowings [line items]
Interest rate	6.40%				6.40%